Financial Liabilities at Fair Value through Profit or Loss_The Details Of Credit Risk Of Financial Liabilities Designated At Fair Value Through Profit Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Designated Financial Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Financial liabilities designated at fair value through profit or loss	₩ 10,078,288	₩ 10,979,326
Changes in fair value resulting from changes in the credit risk	12,236	12,131
Accumulated changes in fair value resulting from changes in the credit risk	₩ (5,745)	₩ (17,981)